DEBT	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
DEBT	DEBT
In March 2020, the Company signed a sale-and-leaseback agreement in an amount of $544.0 million with ICBCL to finance the cash amount payable upon closing of the Acquisition, which took place on March 16, 2020. The lease financing has a tenor of seven years, carries an interest rate of LIBOR plus a margin of 230 basis points, has an amortization profile of 17.8 years and includes purchase options for the Company throughout the term with a purchase obligation at the end of the term.

The Company is precluded from accounting for the sale of the vessels due to the purchase obligation at the end of the term which prevents the lessor from obtaining control of the vessels and as such the lease has been accounted for as a secured borrowing, with the vessels recorded under "Vessels and equipment, net". The facility was fully drawn down at the closing of the Acquisition.

In February 2020, the Company settled the outstanding balances due under the notes payable in relation to the termination of the leases for Front Circassia, Front Page, Front Serenade, Front Stratus and Front Ariake of approximately $20.0 million.

In April 2020, the Company repaid $60.0 million of its $275.0 million senior unsecured facility agreement with an affiliate of Hemen. As of June 30, 2020, $215.0 million remains available under the facility following this repayment.

In May 2020, the Company signed a restated and amended senior secured term loan facility with Nordea in an amount of up to $50.0 million to refinance an existing loan facility maturing in March 2021. The new facility matures in March 2023, carries an interest rate of LIBOR plus a margin of 190 basis points and has an amortization profile of 20 years. The facility was fully drawn down in July 2020 and $39.0 million of the refinanced facility has been recorded as long-term debt as of June 30, 2020.

In May 2020, the Company drew down $42.9 million under its senior secured term loan facility with Credit Suisse entered into in November 2019 to partially finance the delivery of the Suezmax tanker Front Cruiser from HSHI. The facility matures five years after the vessel's delivery date, carries an interest rate of LIBOR plus a margin of 190 basis points and has an amortization profile of 18 years.

In June 2020, the Company drew down $62.5 million under its senior secured term loan facility with Crédit Agricole entered into in May 2020 to partially finance the delivery of the VLCC Front Dynamic from HSHI. The facility matures five years after the vessel's delivery date, carries an interest rate of LIBOR plus a margin of 190 basis points and has an amortization profile of 18 years.

Golden Ocean shares

In December 2019, the Company sold 1,260,358 shares in Golden Ocean for proceeds of $7.2 million. At the same time the Company entered into a forward contract to repurchase 1.3 million shares in Golden Ocean in March 2020 for $7.2 million.

In March 2020, the Company repurchased these shares and subsequently sold them for proceeds of $3.7 million. At the same time the Company entered into a forward contract to repurchase 1.3 million shares in Golden Ocean in June 2020 for $3.7 million and as such made a net cash settlement of $3.5 million after adjustment for foreign exchange differences. This has been treated as a settlement of debt.
In June 2020, the company repurchased these shares and subsequently sold them for proceeds of $5.3 million. At the same time the Company entered into a new forward contract to repurchase the 1.3 million shares in September 2020 for $5.3 million and as such received a net cash settlement of $1.6 million after adjustment for foreign exchange differences. This was treated as a drawdown of debt. The transaction has been accounted for as a secured borrowing, with the shares retained in marketable securities and a liability recorded within short-term debt for $5.2 million. These transactions have been reported on a net basis in the Condensed Consolidated Statement of Cash Flows.

Debt issuance costs

The Company has recorded debt issuance costs (i.e. deferred charges) of $15.3 million as of June 30, 2020 (December 2019: $8.0 million) as a direct deduction from the carrying amount of the related debt.

Assets pledged

(in thousands of $)	2020	2019
Vessels and equipment, net	3,344,705	2,578,135